Income Tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Tax -geographic Tax Expense Details 2
Hong Kong	$ (5)	$ (310)	$ 1,050
PRC	(595)		(13)
Total	$ (600)	$ (310)	$ 1,037